Aggregate Amount and Per Share Effect of Tax Holidays (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Earnings Per Share, Basic USD ($)	Dec. 31, 2012 Earnings Per Share, Basic CNY	Dec. 31, 2012 Earnings Per Share, Diluted USD ($)	Dec. 31, 2012 Earnings Per Share, Diluted CNY
Income Tax Holiday [Line Items]
Aggregate amount	$ 2,736	17,045	11
Effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
Effect of tax holiday on earnings per share				$ 0.01	0.06	$ 0.01	0.06